Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 1,111	$ 1,051	$ 944
Other comprehensive (loss) income, net of tax:
Change in employee benefit plan funded status, net of tax of $0, $0 and $(2) in 2025, 2024 and 2023, respectively	0	1	(3)
Defined benefit pension plan amortization of actuarial loss, net of tax of $0 in 2025, 2024 and 2023	1	0	4
Unrealized (loss) gain on cash flow hedges, net of tax of $(2), $9 and $0 in 2025, 2024 and 2023, respectively	(4)	39	(8)
Unrealized (loss) gain on available-for-sale fixed-income securities, net of tax of $(1), $0, $0 in 2025, 2024 and 2023, respectively	(3)	(2)	4
Net other comprehensive income (loss)	(6)	38	(3)
Comprehensive income attributable to common shareholders	$ 1,105	$ 1,089	$ 941